AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 101.8%
Long-Term Municipal Bonds – 101.8%
Alabama – 1.5%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/2042	$18,565	$22,274,473
Lower Alabama Gas District (The)
(Goldman Sachs Group, Inc. (The))
Series 2016A
5.00%, 09/01/2046	2,500	3,780,625
Tuscaloosa County Industrial Development
Authority
(Hunt Refining Co.)
Series 2019A
5.25%, 05/01/2044(a)	22,695	27,078,766
		53,133,864
American Samoa – 0.2%
American Samoa Economic Development
Authority
(Territory of American Samoa)
7.125%, 09/01/2038(a)	515	624,211
Series 2015A
6.625%, 09/01/2035	7,095	8,087,945
		8,712,156
Arizona – 1.2%
Arizona Industrial Development Authority
Series 20192 - Class A
3.625%, 05/20/2033	12,008	13,952,434
Arizona Industrial Development Authority
(Pinecrest Academy of Nevada)
Series 2020A
4.00%, 07/15/2050(a)	1,000	1,081,200
Glendale Industrial Development Authority
(Beatitudes Campus Obligated Group (The))
Series 2017
5.00%, 11/15/2040	2,865	3,122,621
Industrial Development Authority of the City of
Phoenix (The)
(GreatHearts Arizona)
Series 2014
5.00%, 07/01/2044	10,690	11,750,234
Maricopa County Industrial Development Authority
(Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 07/01/2052(a)	2,170	2,577,830
Maricopa County Industrial Development Authority
(Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 07/01/2047	1,375	1,569,466
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 05/01/2025	1,780	1,939,132
Tempe Industrial Development Authority
(Friendship Village of Tempe)
Series 2012A

	Principal
	Amount
	(000)	U.S. $ Value
6.25%, 12/01/2042-12/01/2046	$3,000	$3,192,315
Tempe Industrial Development Authority
(Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/2047(a)	1,225	1,453,512
		40,638,744
California – 8.5%
Abag Finance Authority for Nonprofit Corps.
(Episcopal Senior Communities)
Series 2011
6.125%, 07/01/2041	2,400	2,552,976
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/2035	5,000	6,119,250
California Educational Facilities Authority
(Leland Stanford Junior University (The))
Series 2007T
5.00%, 03/15/2039	14,035	21,945,547
Series 2016U
5.00%, 06/01/2046	7,545	12,516,400
Series 2019V
5.00%, 05/01/2049	12,500	21,251,000
California Housing Finance
Series 20192
4.00%, 03/20/2033	5,571	6,726,999
California Municipal Finance Authority
Series 2011B
7.75%, 04/01/2031(a)	2,195	2,351,525
California Municipal Finance Authority
(Azusa Pacific University)
Series 2015B
5.00%, 04/01/2035	2,000	2,255,320
California Municipal Finance Authority
(Goodwill Industries of Sacramento Valley &
Northern Nevada, Inc.)
Series 2012A
6.625%, 01/01/2032(a)	1,000	1,052,260
6.875%, 01/01/2042(a)	3,500	3,694,425
Series 2014
5.00%, 01/01/2035	1,050	1,077,531
5.25%, 01/01/2045	2,025	2,083,928
California Municipal Finance Authority
(LAX Integrated Express Solutions LLC)
5.00%, 12/31/2047	3,000	3,661,080
Series 2018A
5.00%, 12/31/2043	2,000	2,452,660
California Municipal Finance Authority
(Partnerships to Uplift Communities Lakeview
Terrace and Los Angeles Project)
Series 2012A
5.30%, 08/01/2047	1,675	1,772,334
California Municipal Finance Authority
(Rocketship Education Obligated Group)
Series 2014A
7.00%, 06/01/2034	3,800	4,220,432
7.25%, 06/01/2043	6,565	7,308,486

Principal

Amount

(000)U.S. $ Value

California Municipal Finance Authority (Rocketship Seven-Alma Academy)

Series 2012A

6.25%, 06/01/2043$ California Municipal Finance Authority

(UTS Bioenergy LLC)

Series 2011A-1

7.50%, 12/01/2032(b) (c) (d)

California Pollution Control Financing Authority (Poseidon Resources Channelside LP)

Series 2012

5.00%, 11/21/2045(a)

California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC)

7.50%, 12/01/2040(a)

California School Finance Authority (ACE Charter Schools Obligated Group)

Series 2016A

5.00%, 06/01/2052(a)

California School Finance Authority (Alliance for College Ready Public Schools Obligated Group)

Series 2016A

5.00%, 07/01/2046-07/01/2051(a) California School Finance Authority (Bright Star Schools Obligated Group)

Series 2017

5.00%, 06/01/2054(a)

California School Finance Authority (Kipp SoCal Public Schools)

Series 2014A 5.125%, 07/01/2044

California School Finance Authority

(Partnerships to Uplift Communities Valley Project) Series 2014A

6.40%, 08/01/2034(a)

6.75%, 08/01/2044(a)

California Statewide Communities Development Authority

(Amino Inglewood CA High School) Series 2011A

7.25%, 08/01/2041

California Statewide Communities Development Authority

(Eskaton Properties, Inc. Obligated Group) Series 2012

5.25%, 11/15/2034

California Statewide Communities Development Authority

(Loma Linda University Medical Center)

5.25%, 12/01/2048(a) Series 2016A

5.00%, 12/01/2041-12/01/2046(a)

California Statewide Communities Development Authority

(Rocketship Four-Mosaic Elementary)

3,180 $ 3,377,096

3,79575,900

11,86512,895,001

515562,504

2,0452,210,849

5,2505,951,558

1,1651,314,027

2,8503,239,823

1,000	1,139,620
6,180	7,048,661

2,0002,151,160

3,4703,805,445

6,0807,286,029

10,18511,687,457

	Principal
	Amount
	(000)	U.S. $ Value
Series 2011A
8.50%, 12/01/2041	$3,890	$4,269,547
California Statewide Communities Development
Authority
(Rocklin Academy (The))
Series 2011A
8.25%, 06/01/2041	4,005	4,308,339
California Statewide Communities Development
Authority
(Terraces at San Joaquin Gardens (The))
Series 2012A
5.625%, 10/01/2032	1,000	1,124,220
6.00%, 10/01/2047	1,000	1,121,200
City of San Buenaventura CA
(Community Memorial Health System)
Series 2011
7.50%, 12/01/2041	4,500	4,908,105
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 06/01/2047	56,635	60,113,522
Norco Community Redevelopment Agency
Successor Agency
Series 2010
6.00%, 03/01/2036	450	450,000
San Diego Unified School District/CA
Series 2010C
Zero Coupon, 07/01/2046-07/01/2047	18,750	10,066,543
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 01/15/2044	5,600	6,564,712
Series 2014B
5.25%, 01/15/2044	4,000	4,746,440
Southern California Logistics Airport Authority
Series 2006
5.00%, 12/01/2036	3,600	3,605,868
Tobacco Securitization Authority of Southern
California
Zero Coupon, 06/01/2054	6,520	1,056,501
5.00%, 06/01/2039	680	866,000
University of California
Series 2016A
5.00%, 05/15/2032(e)	10,000	11,310,400
University of California CA Revenues
5.00%, 05/15/2033(e)	4,181	4,748,296
University of California CA Revenues
5.00%, 05/15/2033(e)	4,820	5,446,131
West Contra Costa Healthcare District
Series 2011
6.25%, 07/01/2042	5,900	6,328,694
		296,821,801
Colorado – 1.4%
Broadway Station Metropolitan District No. 3
5.00%, 12/01/2039-12/01/2049	2,500	2,694,273
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/2037(a)	5,730	6,191,093

	Principal
	Amount
	(000)	U.S. $ Value
Central Platte Valley Metropolitan District
Series 2014
5.00%, 12/01/2043	$1,250	$1,370,850
Clear Creek Station Metropolitan District No. 2
Series 2017A
5.00%, 12/01/2047	1,000	1,063,970
Colorado Educational & Cultural Facilities Authority
(STEM School Academy)
Series 2014
5.00%, 11/01/2044	890	979,436
5.125%, 11/01/2049	765	844,086
Colorado Health Facilities Authority
Series 2012
5.00%, 12/01/2042	2,690	2,941,407
Series 2013
5.25%, 01/01/2040	5,795	6,498,919
Colorado Health Facilities Authority
(CommonSpirit Health)
Series 2019A
4.00%, 08/01/2038	735	860,097
5.00%, 08/01/2044	6,175	7,681,885
Colorado Health Facilities Authority
(Sunny Vista Living Center)
Series 2015A
6.125%, 12/01/2045(a)	1,750	1,985,112
6.25%, 12/01/2050(a)	1,000	1,138,020
Copper Ridge Metropolitan District
5.00%, 12/01/2039	1,405	1,522,374
Copperleaf Metropolitan District No. 2
Series 2015
5.75%, 12/01/2045	1,000	1,049,460
E-470 Public Highway Authority
Series 2010C
5.25%, 09/01/2025	600	613,038
Fitzsimons Village Metropolitan District No. 1
Series 2010A
7.50%, 03/01/2040	1,168	1,170,827
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/2040(a)	1,000	1,056,630
STC Metropolitan District No. 2
Series 2019A
5.00%, 12/01/2038	1,060	1,172,180
Sterling Ranch Community Authority Board
(Sterling Ranch Metropolitan District No. 2)
Series 2015A
5.75%, 12/01/2045	1,610	1,689,148
Sterling Ranch Community Authority Board
(Sterling Ranch Metropolitan District No. 3)
Series 2017A
5.00%, 12/01/2047	2,000	2,112,500
Three Springs Metropolitan District No. 3
Series 2010
7.75%, 12/01/2039	2,545	2,590,555
Vauxmont Metropolitan District
3.25%, 12/15/2050	230	246,201

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 12/01/2027-12/01/2050(f)	$670	$819,352
		48,291,413
Connecticut – 1.1%
Connecticut State Health & Educational Facilities
Authority
(Hartford HealthCare Obligated Group)
Series 2020A
4.00%, 07/01/2036-07/01/2038	2,350	2,763,187
State of Connecticut
Series 2013E
5.00%, 08/15/2031(e)	7,850	8,869,793
Series 2016A
5.00%, 03/15/2032	7,630	9,227,188
Series 2017A
5.00%, 04/15/2032-04/15/2035	8,150	10,064,292
Series 2018A
5.00%, 04/15/2037	3,885	4,882,785
Series 2018E
5.00%, 09/15/2037	1,000	1,267,290
		37,074,535
Delaware – 0.0%
Delaware State Economic Development Authority
(Newark Charter School, Inc.)
Series 2012
5.00%, 09/01/2042	575	609,454
District of Columbia – 0.9%
District of Columbia
(American Society of Hematology, Inc. (The))
Series 2009
5.00%, 07/01/2036	3,000	3,255,900
District of Columbia
(District of Columbia Pers Income Tax)
Series 2019A
3.00%, 03/01/2038	8,215	9,068,785
District of Columbia
(Freedom Forum, Inc. (The))
4.50%, 08/01/2038(g)	4,325	4,325,000
NATL Series 2002B
4.50%, 08/01/2037(g)	650	650,000
District of Columbia
(Friendship Public Charter School, Inc.)
Series 2012
5.00%, 06/01/2042	2,660	2,861,176
Series 2016A
5.00%, 06/01/2041-06/01/2046	3,705	4,312,472
District of Columbia
(KIPP DC Obligated Group)
Series 2017A
5.00%, 07/01/2042-07/01/2048	6,800	8,188,092
		32,661,425

Florida – 3.9%

Alachua County Health Facilities Authority

(Oak Hammock at the University of Florida, Inc.)

	Principal
	Amount
	(000)	U.S. $ Value
Series 2012A
8.00%, 10/01/2042-10/01/2046	$4,065	$4,652,289
Alachua County Health Facilities Authority
(Shands Teaching Hospital & Clinics Obligated
Group)
Series 2014A
5.00%, 12/01/2044	4,000	4,682,240
Bexley Community Development District
Series 2016
4.875%, 05/01/2047	2,090	2,226,456
Cape Coral Health Facilities Authority
(Gulf Care, Inc.)
Series 2015
6.00%, 07/01/2050(a)	1,550	1,710,611
Capital Trust Agency, Inc.
(Aviva Senior Life)
Series 2017
5.00%, 07/01/2046(a)	1,500	1,623,975
Capital Trust Agency, Inc.
(Franklin Academy - Cooper City Campus)
5.00%, 12/15/2040-12/15/2055(a)	3,365	3,641,819
Capital Trust Agency, Inc.
(Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 06/01/2048(a)	3,230	3,552,774
City of Lakeland FL
(Florida Southern College)
Series 2012A
5.00%, 09/01/2037-09/01/2042	1,500	1,607,380
City Of South Miami Health Facilities Authority, Inc.
(Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 08/15/2035	8,000	10,005,680
City of Tallahassee FL
(Tallahassee Memorial HealthCare, Inc.)
Series 2015A
5.00%, 12/01/2044	6,830	7,873,624
County of Osceola FL Transportation Revenue
Series 2020A
Zero Coupon, 10/01/2035-10/01/2039	1,595	968,916
County of Palm Beach FL
(Provident Group-PBAU Properties LLC)
5.00%, 04/01/2039-04/01/2051(a)	2,470	2,822,146
Florida Higher Educational Facilities Financial
Authority
(Ringling College of Art & Design, Inc.)
5.00%, 03/01/2044-03/01/2049	2,240	2,747,244
Martin County Health Facilities Authority
Series 2012
5.50%, 11/15/2032-11/15/2042	9,050	9,753,818
Martin County Industrial Development Authority
(Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/2025(a)	6,710	6,758,715
Miami Beach Health Facilities Authority

(Mount Sinai Medical Center of Florida, Inc.)

Series 2012

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 11/15/2029	$4,365	$4,804,119
Series 2014
5.00%, 11/15/2039-11/15/2044	14,850	17,013,114
North Broward Hospital District
Series 2017B
5.00%, 01/01/2037-01/01/2048	25,135	30,343,371
Sarasota County Health Facilities Authority
(Village On the Isle)
Series 2017A
5.00%, 01/01/2047-01/01/2052	6,950	7,679,822
Town of Davie FL
(Nova Southeastern University, Inc.)
Series 2013A
6.00%, 04/01/2042	9,050	10,171,204
		134,639,317
Georgia – 0.6%
Glynn-Brunswick Memorial Hospital Authority
(Southeast Georgia Health System Obligated
Group)
Series 2017
5.00%, 08/01/2047	2,650	3,194,019
Municipal Electric Authority of Georgia
5.00%, 01/01/2038-01/01/2059	9,945	12,036,381
Private Colleges & Universities Authority
(Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 04/01/2044	5,000	5,688,050
		20,918,450
Guam – 0.1%
Guam Department of Education
(Guam Department of Education COP)
Series 2010A
6.875%, 12/01/2040	910	939,084
Territory of Guam
5.00%, 11/15/2031	1,020	1,229,610
		2,168,694
Idaho – 0.1%
Idaho Housing & Finance Association
(Battelle Energy Alliance LLC)
Series 2010A
7.00%, 02/01/2036	4,000	4,194,400
Illinois – 13.3%
Chicago Board of Education
Series 2011A
5.25%, 12/01/2041	5,000	5,306,250
Series 2015C
5.25%, 12/01/2035-12/01/2039	15,500	17,764,342
Series 2016A
7.00%, 12/01/2044	3,095	3,912,420
Series 2017A
7.00%, 12/01/2046(a)	4,975	6,684,609
Series 2017B
6.75%, 12/01/2030(a)	11,365	15,510,611

	Principal
	Amount
	(000)	U.S. $ Value
7.00%, 12/01/2042(a)	$2,400	$3,241,944
Series 2017C
5.00%, 12/01/2034	5,055	6,173,267
Series 2017G
5.00%, 12/01/2044	8,150	9,746,911
Series 2018A
5.00%, 12/01/2028-12/01/2033	11,150	14,011,871
Series 2018C
5.00%, 12/01/2026	4,900	5,978,490
Series 2019A
5.00%, 12/01/2029-12/01/2030	3,255	4,189,374
Series 2019B
5.00%, 12/01/2030-12/01/2033	1,775	2,271,351
Chicago O'Hare International Airport
Series 2017D
5.25%, 01/01/2036	5,000	6,256,400
Chicago O'Hare International Airport
(Chicago O'Hare International Airport Customer
Facility Charge)
Series 2013
5.75%, 01/01/2043	2,055	2,297,079
Chicago Transit Authority
(Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/2031	5,000	5,366,900
Series 2014
5.25%, 12/01/2049	8,000	9,433,840
City of Chicago IL
Series 2012A
5.00%, 01/01/2034	695	739,723
Series 2014A
5.00%, 01/01/2023-01/01/2036	2,485	2,751,512
Series 20152
5.00%, 01/01/2025	400	460,576
Series 2015A
5.50%, 01/01/2033	1,000	1,170,590
Series 2016C
5.00%, 01/01/2038	590	676,842
City of Chicago IL
(Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/2052(h)	7,950	6,982,167
Illinois Finance Authority
Series 2012
5.625%, 05/15/2042	7,525	8,538,768
Illinois Finance Authority
Series 2012
5.75%, 05/15/2046	4,740	5,391,466
Illinois Finance Authority
(Ascension Health Credit Group)
Series 2016C
5.00%, 02/15/2032(i)	5,145	6,402,026
5.00%, 02/15/2034	3,000	3,719,550
Illinois Finance Authority
(CHF-Chicago LLC)
Series 2017A
5.00%, 02/15/2047-02/15/2050	2,790	3,240,574

	Principal
	Amount
	(000)	U.S. $ Value
Illinois Finance Authority
(Illinois Institute of Technology)
4.00%, 09/01/2035-09/01/2041	$2,155	$2,411,547
5.00%, 09/01/2036-09/01/2040	1,540	1,896,295
Illinois Finance Authority
(Lake Forest College)
Series 2012A
6.00%, 10/01/2048	1,300	1,403,324
Illinois Finance Authority
(Lutheran Life Communities Obligated Group)
5.00%, 11/01/2040-11/01/2049	2,100	2,317,696
Illinois Finance Authority
(Mercy Health Corp.)
Series 2016
5.00%, 12/01/2040-12/01/2046	16,000	19,069,450
Illinois Finance Authority
(Park Place of Elmhurst Obligated Group)
Series 2016A
6.33%, 05/15/2048	4,344	3,868,365
6.44%, 05/15/2055	8,560	7,629,853
Series 2016C
2.00%, 05/15/2055(c) (d) (h)	2,277	22,770
Illinois Finance Authority
(Plymouth Place, Inc.)
Series 2013
6.00%, 05/15/2043	7,500	8,116,350
Series 2015
5.25%, 05/15/2050	2,300	2,516,039
Illinois Finance Authority
(Rosalind Franklin University of Medicine &
Science)
Series 2017C
5.00%, 08/01/2049	1,075	1,258,965
Illinois Finance Authority
(Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 08/15/2044	4,500	5,164,650
Illinois State Toll Highway Authority
Series 2015B
5.00%, 01/01/2036-01/01/2040	22,300	26,776,981
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050(f)	9,685	11,866,449
Series 2012
Zero Coupon, 12/15/2041-12/15/2051	49,175	23,272,091
Series 2012B
4.25%, 06/15/2042	1,000	1,031,850
Series 2017A
5.00%, 06/15/2057	12,475	14,700,290
Series 2017B
Zero Coupon, 12/15/2054	8,000	2,798,800
State of Illinois
Series 2014
5.00%, 05/01/2029-05/01/2036	30,065	34,122,771
Series 2016
5.00%, 02/01/2025-11/01/2035	43,000	51,971,740
Series 2017A
5.00%, 12/01/2034	6,800	8,350,264
Series 2017D

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 11/01/2024-11/01/2028	$22,035	$27,054,153
Series 2018A
5.00%, 10/01/2028-05/01/2030	10,520	13,266,947
Series 2018B
5.00%, 10/01/2024	5,000	5,818,950
Village of Antioch IL Special Service Areas No. 1 &
2
Series 2016A
4.50%, 03/01/2033	9,416	9,778,422
Series 2016B
7.00%, 03/01/2033	4,139	4,288,294
Village of Pingree Grove IL Special Service Area
No. 7
Series 2015A
4.50%, 03/01/2025	2,276	2,380,719
5.00%, 03/01/2036	8,969	9,674,322
Series 2015B
6.00%, 03/01/2036	2,779	3,057,400
		464,105,200
Indiana – 1.8%
Indiana Finance Authority
(Baptist Healthcare System Obligated Group)
Series 2017
5.00%, 08/15/2051	3,715	4,376,122
Indiana Finance Authority
(Bethany Circle of King's Daughters' of Madison
Indiana, Inc. (The))
Series 2010
5.50%, 08/15/2040-08/15/2045	8,010	8,163,205
Indiana Finance Authority
(Marquette Manor LLC)
Series 2012
4.75%, 03/01/2032	5,535	5,795,477
Indiana Finance Authority
(Marquette Manor)
Series 2015A
5.00%, 03/01/2039	2,675	3,010,820
Indiana Finance Authority
(Ohio River Bridges)
Series 2013A
5.00%, 07/01/2044-07/01/2048	22,595	25,059,254
Indiana Finance Authority
(RES Polyflow Indiana LLC)
7.00%, 03/01/2039(a)	15,145	15,644,179
Town of Chesterton IN
(StoryPoint Obligated Group)
Series 2016
6.375%, 01/15/2051(a)	2,000	2,183,140
		64,232,197
Iowa – 0.3%
Iowa Finance Authority
(Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/2050	6,060	6,825,984
Xenia Rural Water District
Series 2016

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 12/01/2041	$4,000	$4,678,840
		11,504,824
Kansas – 0.3%
City of Lawrence KS
(Lawrence Memorial Hospital/KS)
Series 2018
5.00%, 07/01/2043	7,500	9,175,275
Overland Park Development Corp.
(City of Overland Park KS)
5.00%, 03/01/2044-03/01/2049	1,515	1,851,728
		11,027,003
Kentucky – 2.1%
City of Ashland
(Ashland Hospital Corp. Obligated Group)
4.00%, 02/01/2038	745	833,521
Kentucky Economic Development Finance
Authority
Series 2013
5.375%, 01/01/2040	3,250	3,651,245
Kentucky Economic Development Finance
Authority
(Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 08/15/2041-08/15/2046	9,720	11,581,478
Kentucky Economic Development Finance
Authority
(CommonSpirit Health)
Series 2019A
5.00%, 08/01/2044-08/01/2049	11,880	14,766,978
Kentucky Economic Development Finance
Authority
(Louisville Arena Authority, Inc.)
Series 2017A
5.00%, 12/01/2045	5,000	6,023,300
Kentucky Economic Development Finance
Authority
(Masonic Homes of Kentucky, Inc. Obligated
Group)
Series 2012
5.375%, 11/15/2042	7,765	8,171,420
5.50%, 11/15/2045	2,350	2,478,028
Series 2016A
5.00%, 05/15/2046-05/15/2051	8,000	8,479,215
Kentucky Economic Development Finance
Authority
(Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 06/01/2037	4,045	4,824,148
5.25%, 06/01/2041	3,650	4,390,475
Kentucky Economic Development Finance
Authority
(Rosedale Green)
Series 2015
5.75%, 11/15/2050	2,650	2,913,860

	Principal
	Amount
	(000)	U.S. $ Value
Louisville/Jefferson County Metropolitan
Government
(Norton Healthcare Obligated Group)
5.00%, 10/01/2047(f)	$2,215	$2,769,437
Series 2020A
5.00%, 10/01/2037-10/01/2038(f)	1,715	2,237,035
		73,120,140
Louisiana – 1.3%
Jefferson Parish Hospital Service District No. 2
Series 2011
6.375%, 07/01/2041(b)	5,775	6,036,896
Louisiana Local Government Environmental
Facilities & Community Development Auth
(St. James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/2045	7,625	8,686,934
Louisiana Local Government Environmental
Facilities & Community Development Auth
(Woman's Hospital Foundation)
Series 2017
5.00%, 10/01/2041	5,000	6,082,900
Louisiana Public Facilities Authority
Series 2016
5.00%, 05/15/2047	25	30,912
Louisiana Public Facilities Authority
(Louisiana Pellets, Inc.)
Series 2013B
10.50%, 07/01/2039(b) (c)	7,250	72
Series 2014A
8.375%, 07/01/2039(b) (c)	17,000	170
Louisiana Public Facilities Authority
(Louisiana State University & Agricultural &
Mechanical College Lease)
Series 2016A
5.00%, 07/01/2051	10,000	11,691,700
Louisiana Public Facilities Authority
(Ochsner Clinic Foundation)
Series 2017
5.00%, 05/15/2042	5,000	6,096,500
New Orleans Aviation Board
Series 2017B
5.00%, 01/01/2048	2,350	2,781,225
St. Tammany Parish Finance Authority
(Christwood)
Series 2015
5.25%, 11/15/2037	4,600	5,095,052
		46,502,361
Maine – 0.8%
Finance Authority of Maine
(Casella Waste Systems, Inc.)
Series 2017
5.25%, 01/01/2025(a)	7,270	8,287,291
Maine Health & Higher Educational Facilities
Authority
(MaineGeneral Health Obligated Group)

	Principal
	Amount
	(000)	U.S. $ Value
Series 2011
6.75%, 07/01/2036-07/01/2041	$8,440	$8,999,665
Maine Health & Higher Educational Facilities
Authority
(Stephens Memorial Hospital Association)
Series 2015
5.00%, 07/01/2039	8,100	9,249,390
		26,536,346
Maryland – 0.5%
City of Westminster MD
(Lutheran Village at Miller's Grant, Inc. (The))
Series 2014A
6.00%, 07/01/2034	1,500	1,689,735
6.125%, 07/01/2039	750	842,482
6.25%, 07/01/2044	2,000	2,247,180
County of Frederick MD
(Mount St. Mary's University, Inc.)
Series 2017A
5.00%, 09/01/2037-09/01/2045(a)	2,885	3,321,194
Maryland Health & Higher Educational Facilities
Authority
(Meritus Medical Center Obligated Group)
Series 2015
5.00%, 07/01/2040-07/01/2045	5,275	6,147,917
State of Maryland
Series 2019A
2.00%, 08/01/2032	2,360	2,387,400
		16,635,908
Massachusetts – 2.9%
Massachusetts Development Finance Agency
Series 2013A
6.25%, 11/15/2033(a)	2,000	2,395,760
Massachusetts Development Finance Agency
(Emerson College)
Series 2016A
5.00%, 01/01/2047	16,595	19,749,212
Massachusetts Development Finance Agency
(Emmanuel College/MA)
Series 2016A
5.00%, 10/01/2034-10/01/2043	5,500	6,609,127
Massachusetts Development Finance Agency
(Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 07/01/2034-07/01/2047	5,080	5,864,148
Massachusetts Development Finance Agency
(Merrimack College)
Series 2012A
5.25%, 07/01/2042	5,000	5,415,450
Series 2014
5.125%, 07/01/2044	1,000	1,126,110
Massachusetts Development Finance Agency
(NewBridge on the Charles, Inc.)
Series 2017
5.00%, 10/01/2037(a)	1,000	1,115,680

	Principal
	Amount
	(000)	U.S. $ Value
Massachusetts Development Finance Agency
(Wellforce Obligated Group)
Series 2019A
5.00%, 07/01/2036	$3,000	$3,764,790
AGM Series 2019A
5.00%, 07/01/2044	7,430	9,095,211
Massachusetts Development Finance Agency
(Zero Waste Solutions LLC)
Series 2017
8.00%, 12/01/2022(j)	12,175	10,491,928
Series 2017A
7.75%, 12/01/2044(j)	5,235	4,795,522
Massachusetts Port Authority
Series 2019A
5.00%, 07/01/2036-07/01/2038	16,600	21,323,526
Massachusetts School Building Authority
(Massachusetts School Building Authority Sales
Tax)
Series 2012B
5.00%, 08/15/2030(e)	10,000	11,001,700
		102,748,164
Michigan – 2.8%
City of Detroit MI
5.00%, 04/01/2037	1,700	1,974,091
City of Detroit MI Water Supply System Revenue
(Great Lakes Water Authority Water Supply
System Revenue)
Series 2011C
5.00%, 07/01/2041	1,425	1,494,027
Detroit City School District
Series 2012A
5.00%, 05/01/2030-05/01/2031	4,015	4,363,893
Grand Rapids Economic Development Corp.
(Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/2047-11/01/2052	2,245	2,430,981
Great Lakes Water Authority Water Supply System
Revenue
Series 2016B
5.00%, 07/01/2046	10,000	12,018,700
Michigan Finance Authority
5.00%, 12/01/2045	3,000	3,601,692
Michigan Finance Authority
(Great Lakes Water Authority Sewage Disposal
System Revenue)
Series 2014C-2
5.00%, 07/01/2044	2,000	2,150,280
Series 2014C-6
5.00%, 07/01/2033	2,750	3,182,740
Michigan Finance Authority
(Great Lakes Water Authority Water Supply
System Revenue)
Series 2014D-4
5.00%, 07/01/2030	1,000	1,166,710
Series 2014D4
5.00%, 07/01/2029	1,400	1,637,412

	Principal
	Amount
	(000)	U.S. $ Value
Michigan Finance Authority
(Public Lighting Authority)
Series 2014B
5.00%, 07/01/2039-07/01/2044	$14,780	$16,591,869
Michigan Strategic Fund
(Canterbury Health Care, Inc. Obligated Group)
Series 2016
5.00%, 07/01/2051(a)	580	614,962
Michigan Strategic Fund
(Detroit Renewable Energy Obligated Group)
Series 2013
7.00%, 12/01/2030(a)	9,140	10,376,642
Series 2014
7.50%, 12/01/2025(a)	4,740	5,365,822
Series 2016
7.50%, 12/01/2025(a)	2,890	3,309,657
Michigan Tobacco Settlement Finance Authority
(Tobacco Settlement Financing Corp./MI)
Series 2007A
6.00%, 06/01/2048	23,470	23,952,778
Waterford Township Economic Development Corp.
(Canterbury Health Care, Inc. Obligated Group)
Series 2016A
5.00%, 07/01/2046(a)	1,895	2,013,153
		96,245,409
Minnesota – 0.1%
City of Bethel MN
(Lodge at Stillwater LLC (The))
Series 2018
5.00%, 06/01/2048-06/01/2053	2,850	3,025,851
5.25%, 06/01/2058	1,175	1,255,112
		4,280,963
Mississippi – 0.4%
Mississippi Hospital Equipment & Facilities
Authority
(Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 09/01/2036-09/01/2046	8,685	10,319,037
Mississippi Hospital Equipment & Facilities
Authority
(Forrest General Hospital, Inc.)
4.00%, 01/01/2036-01/01/2037	1,180	1,372,622
5.00%, 01/01/2035	750	962,092
		12,653,751
Missouri – 0.8%
Cape Girardeau County Industrial Development
Authority
(SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 03/01/2036	1,900	2,239,663
Health & Educational Facilities Authority of the

State of Missouri

(Lutheran Senior Services Obligated Group)

Series 2011

	Principal
	Amount
	(000)	U.S. $ Value
6.00%, 02/01/2041	$1,750	$1,828,610
Health & Educational Facilities Authority of the
State of Missouri
(St. Luke's Health System Obligated Group/MO)
Series 2018A
5.00%, 11/15/2043	1,250	1,532,575
I-470 Western Gateway Transportation
Development District
(I-470 Western Gateway Transportation
Development District Sales Tax)
Series 2019A
5.25%, 12/01/2048(a)	5,000	5,375,150
Kansas City Industrial Development Authority
5.00%, 07/01/2040(a)	1,980	2,071,872
Kansas City Industrial Development Authority
(Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/2051(j)	2,885	2,357,911
Lee's Summit Industrial Development Authority
(John Knox Village Obligated Group)
Series 2016A
5.00%, 08/15/2036-08/15/2051	10,000	10,960,191
		26,365,972
Nebraska – 0.2%
Central Plains Energy Project
(Goldman Sachs Group, Inc. (The))
Series 2012
5.25%, 09/01/2037	1,500	1,648,845
Douglas County Hospital Authority No. 2
(Madonna Rehabilitation Hospital Obligated
Group)
Series 2014
5.00%, 05/15/2044	4,015	4,553,211
		6,202,056
Nevada – 0.3%
City of Reno NV
(County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 07/01/2058(a)	8,000	1,337,680
City of Sparks NV
(City of Sparks NV Sales Tax)
Series 2019A
2.75%, 06/15/2028(a)	2,550	2,686,221
Las Vegas Redevelopment Agency
Series 2016
5.00%, 06/15/2045	3,000	3,472,620
State of Nevada Department of Business &
Industry
(Fulcrum Sierra Biofuels LLC)
Series 2018
6.95%, 02/15/2038(a)	1,635	1,922,744
		9,419,265

	Principal
	Amount
	(000)	U.S. $ Value
New Hampshire – 1.1%
New Hampshire Business Finance Authority
National Finance Authority Series 20201
4.125%, 01/20/2034	$3,976	$4,898,463
New Hampshire Business Finance Authority
(Emerald Renewable Diesel LLC)
2.00%, 06/01/2049(a)	6,400	6,422,848
New Hampshire Health and Education Facilities
Authority Act
(Concord Hospital Obligated Group)
Series 2017
5.00%, 10/01/2047	10,000	12,101,700
New Hampshire Health and Education Facilities
Authority Act
(Dartmouth-Hitchcock Obligated Group)
Series 2020A
5.00%, 08/01/2059	3,620	5,991,136
New Hampshire Health and Education Facilities
Authority Act
(Southern New Hampshire University)
Series 2012
5.00%, 01/01/2042	4,585	4,883,988
Series 2016
5.00%, 01/01/2046	4,285	4,978,142
		39,276,277
New Jersey – 7.4%
City of Bayonne NJ
Series 2016
5.00%, 07/01/2039	2,500	2,979,125
City of Ocean City NJ
2.25%, 09/15/2032	3,805	3,884,372
New Jersey Economic Development Authority
5.00%, 06/15/2040	655	770,601
Series 2015W
5.25%, 06/15/2040	275	338,019
New Jersey Economic Development Authority
(New Jersey Economic Development Authority
State Lease)
5.00%, 06/15/2040	2,845	3,213,228
Series 2014P
5.00%, 06/15/2029	5,900	6,757,506
Series 2015W
5.25%, 06/15/2040	4,725	5,498,104
Series 2017B
5.00%, 11/01/2026	10,000	12,279,400
Series 2017D
5.00%, 06/15/2042	5,000	5,953,000
Series 2018A
5.00%, 06/15/2047	5,000	5,971,300
Series 2019M
5.00%, 06/15/2034	1,200	1,529,664
New Jersey Economic Development Authority
(NYNJ Link Borrower LLC)
Series 2013
5.125%, 01/01/2034	9,780	11,072,134
New Jersey Economic Development Authority
(Port Newark Container Terminal LLC)

	Principal
	Amount
	(000)	U.S. $ Value
Series 2017
5.00%, 10/01/2037-10/01/2047	$10,750	$12,693,910
New Jersey Economic Development Authority
(UMM Energy Partners LLC)
Series 2012A
5.125%, 06/15/2043	7,515	8,042,478
New Jersey Economic Development Authority
(United Airlines, Inc.)
Series 1999
5.25%, 09/15/2029	4,140	4,555,035
Series 2000B
5.625%, 11/15/2030	4,525	5,246,285
New Jersey Educational Facilities Authority
(Stevens Institute of Technology)
Series 2020A
4.00%, 07/01/2050(f)	1,195	1,411,940
New Jersey Health Care Facilities Financing
Authority
(Holy Name Medical Center, Inc.)
Series 2010
5.00%, 07/01/2025	5,240	5,305,972
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 06/15/2028-06/15/2029	22,140	26,688,122
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority
State Lease)
5.00%, 12/15/2039-06/15/2046	3,190	3,929,260
Series 2013A
5.00%, 06/15/2036	5,000	5,527,250
Series 2015A
5.00%, 06/15/2045	1,000	1,143,590
Series 2018A
5.00%, 12/15/2033-12/15/2035	21,245	26,598,198
Series 2019B
4.00%, 06/15/2036-06/15/2037	2,985	3,449,247
New Jersey Turnpike Authority
Series 2015E
5.00%, 01/01/2045	18,000	21,250,260
South Jersey Transportation Authority
Series 2014A
5.00%, 11/01/2039	7,765	8,910,881
Tobacco Settlement Financing Corp.
Series 2018B
5.00%, 06/01/2046	52,440	61,723,453
		256,722,334
New Mexico – 0.4%
New Mexico Hospital Equipment Loan Council
(Gerald Champion Regional Medical Center)
Series 2012
5.50%, 07/01/2042	8,155	8,816,452
New Mexico Hospital Equipment Loan Council
(Haverland Carter Lifestyle Obligated Group)
Series 2019L

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 07/01/2039-07/01/2049	$4,380	$5,066,609
		13,883,061
New York – 5.3%
Build NYC Resource Corp.
(Metropolitan College of New York)
Series 2014
5.00%, 11/01/2039	6,950	7,474,933
5.50%, 11/01/2044	2,875	3,138,264
City of Newburgh NY
Series 2012A
5.25%, 06/15/2027	1,010	1,106,405
5.625%, 06/15/2034	1,235	1,363,304
Jefferson County Industrial Development Agency
(ReEnergy Black River LLC)
Series 2015
12.00%, 01/01/2022(b)	5,000	4,989,250
Metropolitan Transportation Authority
Series 2015A
5.00%, 11/15/2045	4,830	5,648,926
Series 2016A
5.00%, 11/15/2032	1,295	1,581,739
Series 2016B
5.00%, 11/15/2037	13,265	16,280,134
Monroe County Industrial Development Corp./NY
(St. Ann's of Greater Rochester Obligated Group)
5.00%, 01/01/2050	1,845	2,066,215
Nassau County Industrial Development Agency
(Amsterdam House Continuing Care Retirement
Community, Inc.)
Series 2014A
5.875%, 01/01/2023	598	599,190
6.50%, 01/01/2032	1,399	1,421,564
6.70%, 01/01/2049	5,990	6,009,877
Series 2014B
5.50%, 07/01/2020	86	86,281
Series 2014C
2.00%, 01/01/2049(c) (d) (h)	1,933	289,952
New York City Housing Development Corp.
2.55%, 08/01/2040	1,355	1,386,572
New York City Municipal Water Finance Authority
Series 2013D
5.00%, 06/15/2034(e)	10,000	11,331,000
New York City NY Transitional
5.00%, 11/01/2028-02/01/2032(e)	18,640	20,775,108
New York Liberty Development Corp.
(7 World Trade Center II LLC)
Series 2012
5.00%, 03/15/2044	1,900	2,044,723
New York NY GO
Series 2013A-1
5.00%, 10/01/2028(e)	9,500	10,500,635
New York State Dormitory Authority
(Trustees of Columbia University in the City of New
York (The))
5.00%, 10/01/2045	1,000	1,660,010

	Principal
	Amount
	(000)	U.S. $ Value
New York State Dormitory Authority
(Trustees of Columbia University IN the City of
New York (The))
Series 2018A
5.00%, 10/01/2048(i)	$4,970	$8,523,252
New York Transportation Development Corp.
(Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 07/01/2041	17,110	19,752,126
5.25%, 01/01/2050	8,000	9,266,800
Orange County Funding Corp.
(The Hamlet at Wallkill)
Series 2013
6.50%, 01/01/2046	6,065	6,274,849
Port Authority of New York & New Jersey
(Delta Air Lines, Inc.)
Series 2010
6.00%, 12/01/2042	2,285	2,371,579
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/2028-11/15/2029(e)	11,175	12,437,804
Ulster County Capital Resource Corp.
(Woodland Pond at New Paltz)
Series 2017
5.00%, 09/15/2037	4,270	4,471,715
5.25%, 09/15/2042-09/15/2053	11,510	12,075,968
Westchester County Local Development Corp.
(Westchester County Health Care Corp. Obligated
Group)
Series 2016
5.00%, 11/01/2046	10,000	11,503,000
		186,431,175
North Carolina – 0.4%
County of New Hanover NC
(New Hanover Regional Medical Center)
Series 2017
5.00%, 10/01/2047	1,000	1,176,320
North Carolina Medical Care Commission
(Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/2035	1,625	1,760,834
North Carolina Medical Care Commission
(United Church Homes & Services Obligated
Group)
Series 2017
5.00%, 09/01/2041-09/01/2046	2,250	2,440,605
State of North Carolina
Series 2019B
2.00%, 06/01/2032	6,955	7,115,034
		12,492,793
North Dakota – 0.3%
County of Grand Forks ND
6.375%, 12/15/2043(f)	3,650	3,664,673
County of Ward ND
(Trinity Health Obligated Group)

	Principal
	Amount
	(000)	U.S. $ Value
Series 2017C
5.00%, 06/01/2043	$5,000	$5,867,400
		9,532,073
Ohio – 8.4%
Buckeye Tobacco Settlement Financing Authority
Zero Coupon, 06/01/2052	146,935	13,701,689
Series 2007A-2
5.875%, 06/01/2047	65,740	65,821,518
Series 2020B
Zero Coupon, 06/01/2057(f)	36,605	5,143,003
5.00%, 06/01/2055(f)	98,710	111,447,538
County of Allen/OH Hospital Facilities Revenue
(Mercy Health/OH)
Series 2017A
5.00%, 08/01/2042	1,465	1,796,998
County of Cuyahoga/OH
(MetroHealth System (The))
5.00%, 02/15/2052	2,500	2,911,325
Series 2017
5.00%, 02/15/2042	26,100	30,659,931
5.25%, 02/15/2047	7,575	9,014,023
County of Franklin OH
(First Community Village Obligated Group)
5.00%, 07/01/2049	2,900	2,950,547
Series 2013
5.625%, 07/01/2047	11,835	12,067,794
County of Hamilton OH
(Life Enriching Communities Obligated Group)
Series 2012
5.00%, 01/01/2042	1,000	1,079,760
County of Marion OH
(United Church Homes, Inc. Obligated Group)
5.00%, 12/01/2039	565	583,447
5.125%, 12/01/2049	690	712,121
County of Montgomery OH
(Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 04/01/2049(a)	2,135	2,447,863
Dayton-Montgomery County Port Authority
(StoryPoint Troy Project)
Series 2015-1
7.125%, 01/15/2050	1,560	1,618,999
Series 20151
7.00%, 01/15/2040	5,265	5,461,437
Ohio Air Quality Development Authority
(FirstEnergy Generation LLC)
Series 2009D
4.25%, 08/01/2029	12,525	13,433,063
Ohio Air Quality Development Authority
(FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 06/01/2033	2,730	2,927,925
Ohio Air Quality Development Authority
(Pratt Paper OH, Inc.)
Series 2017
4.25%, 01/15/2038(a)	1,540	1,746,637

	Principal
	Amount
	(000)	U.S. $ Value
Ohio Air Quality Development Authority
(Pratt Paper/OH, Inc.)
Series 2017
4.50%, 01/15/2048(a)	$2,625	$2,991,713
Ohio Water Development Authority Water Pollution
Control Loan Fund
(Energy Harbor Nuclear Generation LLC)
Series 2016A
4.375%, 06/01/2033	1,510	1,619,475
Toledo-Lucas County Port Authority
(StoryPoint Obligated Group)
Series 2016
6.375%, 01/15/2051(a)	1,000	1,091,570
		291,228,376
Oklahoma – 0.9%
Comanche County Memorial Hospital
5.00%, 07/01/2022	500	532,535
Norman Regional Hospital Authority
(Norman Regional Hospital Authority Obligated
Group)
3.25%, 09/01/2038-09/01/2039	3,545	3,753,986
Oklahoma Development Finance Authority
(Oklahoma City University Obligated Group)
5.00%, 08/01/2044-08/01/2049	9,045	10,650,547
Oklahoma Development Finance Authority
(OU Medicine Obligated Group)
Series 2018B
5.50%, 08/15/2057	11,290	13,957,714
Tulsa Airports Improvement Trust
(American Airlines, Inc.)
Series 2013A
5.50%, 06/01/2035	3,875	4,302,412
		33,197,194
Oregon – 0.6%
Hospital Facilities Authority of Multnomah County
Oregon
(Mirabella at South Waterfront)
Series 2014A
5.40%, 10/01/2044	2,750	3,031,517
5.50%, 10/01/2049	5,650	6,239,634
Oregon St. Dept of Transportation
Series 2013A
5.00%, 11/15/2029-11/15/2030(e)	10,000	11,547,900
		20,819,051
Pennsylvania – 3.2%
Allentown Neighborhood Improvement Zone
Development Authority
Series 2017
5.00%, 05/01/2042(a)	3,070	3,589,997
Series 2018
5.00%, 05/01/2042(a)	2,325	2,759,170
County of Lehigh PA
(Lehigh Valley Health Network Obligated Group)
4.00%, 07/01/2037-07/01/2038	2,290	2,700,265

	Principal
	Amount
	(000)	U.S. $ Value
Crawford County Hospital Authority
(Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 06/01/2046-06/01/2051	$11,665	$13,637,264
Cumberland County Municipal Authority
(Asbury Pennsylvania Obligated Group)
5.00%, 01/01/2045	1,185	1,323,183
Series 2012
5.25%, 01/01/2032-01/01/2041	3,720	3,888,291
Cumberland County Municipal Authority
(Penn State Health Obligated Group)
3.00%, 11/01/2038	4,475	4,739,517
4.00%, 11/01/2036	865	1,016,669
Hospitals & Higher Education Facilities Authority of
Philadelphia (The)
(Temple University Health System Obligated
Group)
Series 2017
5.00%, 07/01/2032	1,000	1,201,840
Lancaster County Hospital Authority
5.00%, 03/01/2045(f)	500	578,010
Lancaster County Hospital Authority/PA
(St Anne's Retirement Community Obligated
Group)
5.00%, 03/01/2040(f)	1,000	1,165,770
Moon Industrial Development Authority
(Baptist Homes Society)
Series 2015
6.00%, 07/01/2045	18,125	19,948,194
Northeastern Pennsylvania Hospital & Education
Authority
(Wilkes University)
Series 2012A
5.25%, 03/01/2042	2,135	2,254,112
Pennsylvania Economic Development Financing
Authority
(Covanta Holding Corp.)
Series 2019A
3.25%, 08/01/2039(a)	1,640	1,672,456
Pennsylvania Economic Development Financing
Authority
(National Railroad Passenger Corp.)
Series 2012A
5.00%, 11/01/2041	3,620	3,917,781
Pennsylvania Economic Development Financing
Authority
(PA Bridges Finco LP)
Series 2015
5.00%, 12/31/2034-12/31/2038	11,930	14,191,381
Pennsylvania Higher Educational Facilities
Authority
(Drexel University)
Series 2017
5.00%, 05/01/2041	1,000	1,222,310
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 06/01/2036	2,010	2,462,853

	Principal
	Amount
	(000)	U.S. $ Value
Philadelphia Authority for Industrial Development
(Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 06/01/2040	$1,300	$1,391,338
6.50%, 06/01/2045	2,390	2,567,027
6.625%, 06/01/2050	3,870	4,169,538
Scranton-Lackawanna Health & Welfare Authority
(Scranton Parking System Concession Project)
Series 2016A
5.00%, 01/01/2051-01/01/2057(a)	12,395	13,013,600
Series 2016B
6.08%, 01/01/2026(a)	840	847,308
Series 2016C
Zero Coupon, 01/01/2036(a)	3,010	1,373,132
Series 2016D
Zero Coupon, 01/01/2057(a)	59,415	6,316,409
		111,947,415
Puerto Rico – 7.2%
Commonwealth of Puerto Rico
Series 2006A
5.25%, 07/01/2023	1,440	1,193,400
Series 2011A
5.75%, 07/01/2024(c) (d)	3,440	2,838,000
Series 2012A
5.50%, 07/01/2039(c) (d)	5,760	4,543,200
Series 2014A
8.00%, 07/01/2035(c) (d)	8,670	6,329,100
AGC Series 2001A
5.50%, 07/01/2029	745	846,000
GDB Debt Recovery Authority of Puerto Rico
Series 2018
7.50%, 08/20/2040	6,055	4,851,568
Puerto Rico Commonwealth Aqueduct & Sewer
Authority
Series 2008A
6.00%, 07/01/2038-07/01/2044	4,725	4,902,188
6.125%, 07/01/2024	3,990	4,389,000
Series 2012A
4.25%, 07/01/2025	3,795	3,994,237
5.00%, 07/01/2022-07/01/2033	5,650	6,062,025
5.125%, 07/01/2037	810	872,775
5.25%, 07/01/2029-07/01/2042	8,375	9,067,125
5.50%, 07/01/2028	2,885	3,144,650
5.75%, 07/01/2037	2,095	2,294,025
6.00%, 07/01/2047	2,035	2,233,412
Puerto Rico Electric Power Authority
Series 2007T
5.00%, 07/01/2032	7,425	5,912,156
5.00%, 07/01/2037(c) (d)	10,045	7,998,331
Series 2010A
5.25%, 07/01/2030	390	311,513
Series 2010C
5.00%, 07/01/2021(c) (d)	1,530	1,218,263
5.25%, 07/01/2027	2,000	1,597,500
Series 2010D

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 07/01/2020-07/01/2022	$2,270	$1,807,488
5.00%, 07/01/2021(c) (d)	920	732,550
Series 2010X
5.25%, 07/01/2027-07/01/2040	7,020	5,607,225
Series 2010Z
5.25%, 07/01/2019-07/01/2024	4,850	3,854,643
Series 2012A
5.00%, 07/01/2029	3,345	2,663,456
5.00%, 07/01/2042(c) (d)	200	159,250
AGM Series 2007V
5.25%, 07/01/2031	14,090	15,776,573
NATL Series 2007V
5.25%, 07/01/2029-07/01/2035	405	441,817
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 07/01/2041	4,260	4,788,283
AGC Series 2007C
5.50%, 07/01/2031	655	748,252
AGC Series 2007N
5.25%, 07/01/2036	3,560	4,015,075
NATL Series 2005L
5.25%, 07/01/2035	190	205,194
NATL Series 2007N
5.25%, 07/01/2032	835	909,407
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Auth
(AES Puerto Rico LP)
Series 2000
6.625%, 06/01/2026	16,195	16,721,337
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Auth
(Sistema Universitario Ana G Mendez
Incorporado)
Series 2012
5.375%, 04/01/2042	1,665	1,710,787
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue
Series 2018A
Zero Coupon, 07/01/2024-07/01/2046	55,720	17,625,757
Series 2019A
4.329%, 07/01/2040	20,870	23,142,743
4.55%, 07/01/2040	2,637	2,967,073
5.00%, 07/01/2058	63,813	73,025,683
		251,501,061
Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp.
(Lifespan Obligated Group)
Series 2016
5.00%, 05/15/2031-05/15/2034	6,285	7,488,461
South Carolina – 1.0%
South Carolina Public Service Authority
Series 2013A
5.125%, 12/01/2043	1,480	1,675,848
Series 2013B
5.125%, 12/01/2043	1,120	1,268,210
Series 2014A

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 12/01/2049	$14,225	$16,177,808
Series 2014C
5.00%, 12/01/2046	5,445	6,291,371
Series 2015A
5.00%, 12/01/2050	8,775	10,230,509
		35,643,746
South Dakota – 0.7%
South Dakota Health & Educational Facilities
Authority
(Avera Health Obligated Group)
Series 2017
5.00%, 07/01/2046	20,200	24,342,818
Tennessee – 1.5%
Bristol Industrial Development Board
(Bristol Industrial Development Board Sales Tax)
Series 2016A
5.125%, 12/01/2042(a)	19,305	20,262,142
Chattanooga Health Educational & Housing
Facility Board
Series 2013
5.25%, 01/01/2045	4,850	5,439,129
Chattanooga Health Educational & Housing
Facility Board
(CommonSpirit Health)
Series 2019A
4.00%, 08/01/2037	415	487,210
5.00%, 08/01/2044-08/01/2049	590	732,760
Johnson City Health & Educational Facilities Board
(Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 08/15/2042	2,455	2,642,488
Memphis-Shelby County Industrial Development
Board
(Graceland, Inc.)
Series 2017A
5.50%, 07/01/2037	500	577,745
5.625%, 01/01/2046	1,000	1,147,390
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
(Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 04/01/2049(a)	4,465	5,119,301
Shelby County Health Educational & Housing
Facilities Board
(Village at Germantown, Inc.)
Series 2012
5.00%, 12/01/2032	2,200	2,320,934
5.25%, 12/01/2042	5,700	6,012,075
5.375%, 12/01/2047	1,700	1,797,699
Series 2014
5.25%, 12/01/2044-12/01/2049	4,325	4,706,722
		51,245,595

Texas – 8.2%

Arlington Higher Education Finance Corp.

(Uplift Education)

	Principal
	Amount
	(000)	U.S. $ Value
Series 2016A
5.00%, 12/01/2046	$2,175	$2,489,331
Board of Managers Joint Guadalupe County-City
of Seguin Hospital
Series 2015
5.00%, 12/01/2040	1,500	1,654,020
5.25%, 12/01/2035	1,200	1,357,128
Central Texas Regional Mobility Authority
Series 2015A
5.00%, 01/01/2035-01/01/2045	26,515	31,224,508
Series 2016
5.00%, 01/01/2040	5,995	7,154,733
Central Texas Turnpike System
Series 2020A
5.00%, 08/15/2039(f)	2,700	3,571,884
City of Houston TX
(City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 09/01/2040	4,715	5,431,963
City of Houston TX Airport System Revenue
(United Airlines, Inc.)
Series 2014
5.00%, 07/01/2029	12,845	14,521,529
Series 2015B
5.00%, 07/15/2030-07/15/2035	4,655	5,357,254
Clifton Higher Education Finance Corp.
(IDEA Public Schools)
Series 2012
5.00%, 08/15/2042	2,470	2,659,079
Series 2013
6.00%, 08/15/2043	1,000	1,149,660
Dallas County Flood Control District No. 1
Series 2015
5.00%, 04/01/2032(a)	2,000	2,150,020
Decatur Hospital Authority
(Wise Regional Health System)
Series 2014A
5.25%, 09/01/2044	6,300	7,033,068
El Paso County Hospital District
Series 2017
5.00%, 08/15/2033	3,940	4,752,428
Irving Hospital Authority
(Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/2033-10/15/2044	16,315	19,189,927
Kerrville Health Facilities Development Corp.
(Sid Peterson Memorial Hospital)
Series 2015
5.00%, 08/15/2035	1,800	2,095,794
New Hope Cultural Education Facilities Finance
Corp.
(BSPV - Plano LLC)
7.25%, 12/01/2053	5,195	5,688,889
New Hope Cultural Education Facilities Finance
Corp.
(Longhorn Village)
Series 2017
5.00%, 01/01/2037-01/01/2042	9,770	10,761,903

	Principal
	Amount
	(000)	U.S. $ Value
New Hope Cultural Education Facilities Finance
Corp.
(Morningside Ministries Obligated Group)
5.00%, 01/01/2055(f)	$1,680	$1,886,388
New Hope Cultural Education Facilities Finance
Corp.
(Wesleyan Homes Obligated Group)
5.00%, 01/01/2055	2,200	2,398,242
New Hope Cultural Education Facilities Finance
Corp.
(Westminster Manor)
Series 2016
5.00%, 11/01/2040	1,000	1,139,270
North East Texas Regional Mobility Authority
Series 2016
5.00%, 01/01/2046	15,170	17,705,514
North Texas Education Finance Corp.
Series 2012A
5.125%, 12/01/2042	9,860	10,774,219
Port Beaumont Navigation District
(Jefferson Railport Terminal II LLC)
4.00%, 01/01/2050(a)	1,460	1,519,115
Red River Education Finance Corp.
(St. Edward's University, Inc.)
Series 2016
5.00%, 06/01/2046	2,000	2,303,840
Red River Health Facilities Development Corp.
(MRC Crossings Proj)
Series 2014A
7.75%, 11/15/2044	2,000	2,386,320
Red River Health Facilities Development Corp.
(Wichita Falls Retirement Foundation)
Series 2012
5.125%, 01/01/2041	4,360	4,547,175
Sanger Industrial Development Corp.
(Texas Pellets, Inc.)
Series 2012B
8.00%, 07/01/2038(b) (c) (d)	5,720	1,430,000
Tarrant County Cultural Education Facilities
Finance Corp.
(Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/2022(c) (d) (h)	4,000	2,800,000
Series 2014
5.625%, 11/15/2041(c) (d) (h)	3,250	2,275,000
Series 2015I
5.50%, 11/15/2045(c) (d) (h)	1,880	1,316,000
Tarrant County Cultural Education Facilities
Finance Corp.
(CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 02/15/2048-02/15/2052	9,325	10,649,183
Tarrant County Cultural Education Facilities
Finance Corp.
(Edgemere Retirement Senior Quality Lifestyles
Corp.)
5.25%, 11/15/2047	845	908,798

	Principal
	Amount
	(000)	U.S. $ Value
Series 2015A
5.00%, 11/15/2045	$2,585	$2,714,095
Tarrant County Cultural Education Facilities
Finance Corp.
(Stayton at Museum Way)
Series 2020A
5.75%, 12/01/2054	16,668	17,771,462
Tarrant County Cultural Education Facilities
Finance Corp.
(Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/2044-10/01/2049	3,960	4,397,408
Texas Private Activity Bond Surface Transportation
Corp.
(NTE Mobility Partners Segments 3 LLC)
5.00%, 06/30/2058	19,195	23,413,677
Texas Water Development Board
(Texas Water Development Board SRF)
Series 2018
5.00%, 04/15/2049	29,160	37,050,696
Travis County Health Facilities Development Corp.
Series 2012A
7.125%, 01/01/2046	860	904,479
Uptown Development Authority
Series 2017A
5.00%, 09/01/2040	1,985	2,301,469
Viridian Municipal Management District
Series 2011
9.00%, 12/01/2037	3,000	3,407,730
		284,243,198
Utah – 0.2%
Timber Lakes Water Special Service District
8.125%, 06/15/2031	3,145	3,420,404
Utah Charter School Finance Authority
(North Star Academy)
Series 2010A
7.00%, 07/15/2045	1,840	1,866,754
Utah Charter School Finance Authority
(Vista at Entrada School of Performing Arts &
Technology)
Series 2012
6.30%, 07/15/2032	850	913,716
6.55%, 07/15/2042	1,890	2,034,925
		8,235,799
Vermont – 0.1%
Vermont Economic Development Authority
(Wake Robin Corp.)
Series 2012
5.40%, 05/01/2033	3,100	3,267,741
Virginia – 2.5%
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 07/01/2046	1,750	2,084,723

	Principal
	Amount
	(000)	U.S. $ Value
Chesterfield County Economic Development
Authority
(Brandermill Woods)
Series 2012
5.125%, 01/01/2043	$470	$484,142
Fairfax County Economic Development Authority
(Vinson Hall LLC)
Series 2013A
5.00%, 12/01/2042-12/01/2047	6,520	7,108,710
Lexington Industrial Development Authority
(Kendal at Lexington)
Series 2017A
5.00%, 01/01/2042-01/01/2048	1,940	2,109,936
Mosaic District Community Development Authority
Series 2011A
6.875%, 03/01/2036	2,915	3,042,706
Richmond Redevelopment & Housing Authority
(American Tobacco Holdings LLC)
Series 2017
5.55%, 01/01/2037(a)	1,300	1,402,362
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 06/01/2047	30,935	31,631,656
Virginia College Building Authority
(Marymount University)
Series 2015A
5.00%, 07/01/2035-07/01/2045(a)	4,310	4,716,672
Series 2015B
5.00%, 07/01/2045(a)	4,000	4,360,160
Virginia College Building Authority
(Virginia Lease 21st Century College Prog)
Series 2016A
5.00%, 02/01/2028(e)	9,200	10,326,632
Virginia Small Business Financing Authority
(Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 01/01/2032	6,240	6,788,184
Virginia Small Business Financing Authority
(I-66 Express Mobility Partners LLC)
5.00%, 12/31/2049	11,275	13,424,917
		87,480,800
Washington – 2.6%
King County Public Hospital District No. 4
Series 2015A
5.00%, 12/01/2038	5,700	6,179,427
State of Washington
5.00%, 06/01/2035-06/01/2041(f)	7,880	10,113,442
Washington Health Care Facilities Authority
Series 2019A
5.00%, 08/01/2049	1,500	1,853,865
Washington Health Care Facilities Authority
(CommonSpirit Health)
Series 2013A
5.25%, 01/01/2040	3,355	3,729,787
Series 2019A
5.00%, 08/01/2044	4,485	5,579,475

	Principal
	Amount
	(000)	U.S. $ Value
Washington Health Care Facilities Authority
(Overlake Hospital Medical Center Obligated
Group)
Series 2017B
5.00%, 07/01/2033	$2,835	$3,562,178
Washington Health Care Facilities Authority
(Providence St. Joseph Health Obligated Group)
Series 2012A
5.00%, 10/01/2042	4,200	4,572,582
Washington Health Care Facilities Authority
(Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 08/15/2036-08/15/2037	9,800	11,842,726
Washington Higher Education Facilities Authority
(Whitworth University)
Series 2012
5.25%, 10/01/2046	3,250	3,471,910
Washington State Housing Finance Commission
(Mirabella)
Series 2012A
6.75%, 10/01/2047(a)	18,350	19,746,068
Washington State Housing Finance Commission
(Presbyterian Retirement Communities Northwest
Obligated Group)
Series 2016A
5.00%, 01/01/2036-01/01/2046(a)	6,625	7,454,464
Series 2019A
5.00%, 01/01/2044-01/01/2049(a)	715	822,275
Washington State Housing Finance Commission
(Riverview Retirement Community Obligated
Group)
Series 2012
5.00%, 01/01/2048	5,315	5,617,211
Washington State Housing Finance Commission
(Rockwood Retirement Communities)
Series 2014A
7.375%, 01/01/2044(a)	4,185	4,802,999
		89,348,409
West Virginia – 0.4%
West Virginia Hospital Finance Authority
(Charleston Area Medical Center, Inc. Obligated
Group)
5.00%, 09/01/2038-09/01/2039	3,870	4,893,679
West Virginia Hospital Finance Authority
(West Virginia United Health System Obligated
Group)
Series 2013A
5.50%, 06/01/2044	7,050	7,865,755
		12,759,434
Wisconsin – 1.8%
Public Finance Authority
(21st Century Public Academy)
5.00%, 06/01/2040(a)	750	828,653
UMA Education, Inc.
5.00%, 10/01/2034-10/01/2039(a)	14,340	17,037,793

University of Wisconsin Hospitals & Clinics Series 2013A

5.00%, 04/01/2038$ Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group)

5.00%, 11/01/2046-11/01/2054 Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group)

Series 2016

5.125%, 06/01/2048(a) Wisconsin Public Finance Authority (Celanese US Holdings LLC)

Series 2016C 4.30%, 11/01/2030 Series 2016D 4.05%, 11/01/2030

Wisconsin Public Finance Authority (Gannon University)

Series 2017 5.00%, 05/01/2047

Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)

Series 2018A-1

6.375%, 01/01/2048(a) Wisconsin Public Finance Authority (Rose Villa, Inc./OR)

Series 2014A 5.75%, 11/15/2044(a)

6.00%, 11/15/2049(a)

Wisconsin Public Finance Authority (Roseman University of Health Sciences)

5.00%, 04/01/2030-04/01/2050(a) (f) Series 2015

5.875%, 04/01/2045 Wisconsin Public Finance Authority (Seabury Retirement Community)

Series 2015A 5.00%, 09/01/2038(a)

Total Municipal Obligations (cost $3,229,857,023)

CORPORATES - NON-INVESTMENT GRADE – 0.2% Financial Institutions – 0.2%

Insurance – 0.2% Polaris Intermediate Corp.

8.50% (8.50% Cash or 9.25% PIK), 12/01/2022(a) (k)

(cost $7,283,797)

Principal

Amount

(000)U.S. $ Value

6,485	$7,134,148
2,080	2,313,081
8,770	9,567,807
5,090	5,649,900
1,780	1,950,435
1,000	1,150,810
7,915	8,553,266
1,100	1,214,367
1,500	1,668,690
1,100	1,331,446
1,740	2,040,115
1,725	1,899,535
62,340,046
3,544,870,669

7,2556,166,822

Company				Shares		U.S. $ Value
SHORT-TERM INVESTMENTS – 3.4%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.52%(l) (m)
(n)
(cost $117,205,892)				117,205,892		$117,205,892
Total Investments – 105.4%
(cost $3,354,346,712)(o)						3,668,243,383
Other assets less liabilities – (5.4)%						(186,950,978)
Net Assets – 100.0%						$3,481,292,405
CENTRALLY CLEARED INFLATION (CPI) SWAPS
			Rate Type
			Payments	Payments			Upfront
	Notional		made	received	Payment		Premiums		Unrealized
	Amount	Termination	by the	by the	Frequency Paid/	Market	Paid	Appreciation/
	(000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
USD	94,740	01/15/2025	1.671%	CPI#	Maturity	$(1,028,058)	$	— $	(1,028,058)
USD	197,430	06/17/2024	1.760%	CPI#	Maturity	(2,969,687)		—	(2,969,687)
USD	26,800	08/09/2024	1.690%	CPI#	Maturity	(330,475)		—	(330,475)
USD	40,910	01/15/2025	1.637%	CPI#	Maturity	(458,956)		—	(458,956)
USD	91,530	01/15/2025	1.673%	CPI#	Maturity	(1,196,728)		—	(1,196,728)
						$(5,983,904)	$	— $	(5,983,904)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

Rate Type

	Payments		Payments	Payment		Upfront
		made	received	Frequency		Premiums	Unrealized
Notional	Termination	by the	by the	Paid/	Market	Paid	Appreciation/
Amount (000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
				Quarterly
		3 Month		/Semi-
USD	70,00010/05/2023	LIBOR	3.126%	Annual $	6,149,314	$	— $	6,149,314
				Quarterly
		3 Month		/Semi-
USD	16,27502/05/2025	LIBOR	1.361%	Annual	309,946		—	309,946
				Quarterly
		3 Month		/Semi-
USD	36,56502/06/2025	LIBOR	1.419%	Annual	800,584		—	800,584
				Quarterly
		3 Month		/Semi-
USD	50,00003/07/2029	LIBOR	2.756%	Annual	7,775,899		—	7,775,899
				Quarterly
		3 Month		/Semi-
USD 163,29010/09/2038		LIBOR	3.285%	Annual	58,357,942		—	58,357,942

Rate Type

	Payments		Payments	Payment			Upfront
		made	received	Frequency			Premiums	Unrealized
Notional	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Amount (000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Semi-
			3 Month	Annual/
USD 46,29009/21/2043		2.696%	LIBOR	Quarterly $	(14,076,217)		$	— $ (14,076,217)
					$59,317,468	$		— $ 59,317,468

CREDIT DEFAULT SWAPS

			Implied
Swap			Credit
Counterparty	Fixed		Spread at				Upfront
&	Rate		February Notional				Premiums	Unrealized
Referenced	(Pay)	Payment	29,	Amount		Market	Paid	Appreciation/
Obligation	Receive Frequency		2020		(000)	Value	(Received)	(Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00 % Monthly		6.66% USD		2,483	$(203,565)	$(318,371)	$114,806
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00	Monthly	6.66	USD	729	(59,705)	(91,260)	31,555
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00	Monthly	6.66	USD	510	(41,769)	(64,093)	22,324
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00	Monthly	6.66	USD	375	(30,744)	(37,270)	6,526
Credit Suisse International
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00	Monthly	6.66	USD	3,850	(315,636)	(376,707)	61,071
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00	Monthly	6.66	USD 10,000		(819,834)	(965,692)	145,858
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00	Monthly	6.66	USD	206	(16,888)	(20,662)	3,774
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00	Monthly	6.66	USD	2,558	(209,500)	(256,888)	47,388
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00	Monthly	6.66	USD	5,054	(414,344)	(624,289)	209,945
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00	Monthly	6.66	USD	165	(13,527)	(20,517)	6,990
Goldman Sachs International
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00	Monthly	6.66	USD	3,100	(253,890)	(374,464)	120,574

			Implied
Swap			Credit
Counterparty	Fixed		Spread at				Upfront
&	Rate		February Notional				Premiums	Unrealized
Referenced	(Pay)	Payment	29,	Amount		Market	Paid	Appreciation/
Obligation		Receive Frequency	2020		(000)	Value	(Received)	(Depreciation)
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00 %Monthly		6.66% USD		2,500	$(204,958)	$(231,442)	$26,484
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00	Monthly	6.66	USD	8,351	(683,947)	(1,204,663)	520,716
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00	Monthly	6.66	USD	3,336	(273,497)	(316,827)	43,330
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00	Monthly	6.66	USD	958	(78,540)	(122,321)	43,781
Morgan Stanley Capital Services LLC
CDX-
CMBX.NA.BB
B- Series 6,
05/11/2063*	3.00	Monthly	6.66	USD 15,000		(1,229,750)	(1,396,368)	166,618
						$(4,850,094)	$(6,421,834)	$1,571,740
* Termination date
INFLATION (CPI) SWAPS
					Rate Type
					Payments	Payments	Payment		Upfront
		Notional			made	received	Frequency		Premiums	Unrealized
		Amount	Termination		by the	by the	Paid	Market	Paid	Appreciation/
Swap Counterparty		(000)	Date		Fund	Fund	Received	Value	(Received)	(Depreciation)
Barclays Bank PLC	USD 110,634		09/20/2020		2.263%	CPI#	Maturity $(1,258,359)		$—	$(1,258,359)
Barclays Bank PLC	USD 115,781		10/15/2020		2.208%	CPI#	Maturity	(1,217,400)	—	(1,217,400)
Barclays Bank PLC	USD	56,656	10/15/2020		2.210%	CPI#	Maturity	(598,597)	—	(598,597)
Citibank, NA	USD	84,220	10/17/2020		2.220%	CPI#	Maturity	(907,687)	—	(907,687)
JPMorgan Chase
Bank, NA	USD	99,053	08/30/2020		2.210%	CPI#	Maturity	(1,000,990)	—	(1,000,990)
JPMorgan Chase
Bank, NA	USD 163,740		07/15/2024		2.165%	CPI#	Maturity	(4,657,206)	—	(4,657,206)
								$(9,640,239)	$—	$(9,640,239)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

Rate Type

				Payments	Payments	Payment		Upfront
		Notional		made	received	Frequency		Premiums	Unrealized
		Amount	Termination	by the	by the	Paid	Market	Paid	Appreciation/
Swap Counterparty		(000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
Citibank, NA	USD	21,490	10/09/2029	1.120%	SIFMA*	Quarterly $	(635,019)	$—	$(635,019)
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	(646,135)	—	(646,135)
							$(1,281,154)	$—	$(1,281,154)

*Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $378,845,300 or 10.9% of net assets.

(b)Restricted and illiquid security.

				Percentage
Restricted & Illiquid	Acquisition		Market	of
Securities	Date	Cost	Value	Net Assets
California Municipal Finance
Authority
(UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/2032	12/22/2011 $	3,795,000	$75,900	0.00%
Jefferson County Industrial
Development Agency
(ReEnergy Black River
LLC)
Series 2015
12.00%, 01/01/2022	07/09/2015	5,000,000	4,989,250	0.14%
Jefferson Parish Hospital
Service District No. 2
Series 2011
6.375%, 07/01/2041	09/04/2014	5,913,866	6,036,896	0.17%
Louisiana Public Facilities
Authority
(Louisiana Pellets, Inc.)
Series 2013B
10.50%, 07/01/2039	11/22/2013	5,203,615	72	0.00%
Louisiana Public Facilities
Authority
(Louisiana Pellets, Inc.)
Series 2014A
8.375%, 07/01/2039	07/31/2014	11,810,208	170	0.00%
Sanger Industrial
Development Corp.
(Texas Pellets, Inc.)
Series 2012B
8.00%, 07/01/2038	05/08/2013	5,720,000	1,430,000	0.04%

(c)Defaulted.

(d)Non-income producing security.

(e)Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(f)When-Issued or delayed delivery security.

(g)An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2020 and the aggregate market value of these securities amounted to $4,975,000 or 0.14% of net assets.

(h)Illiquid security.

(i)Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(j)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.51% of net assets as of February 29, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

				Percentage
144A/Restricted & Illiquid	Acquisition		Market	of
Securities	Date	Cost	Value	Net Assets
Kansas City Industrial
Development Authority
(Kingswood Senior Living
Community)
Series 2016
6.00%, 11/15/2051	12/18/2015 $	2,885,000	$2,357,911	0.07%
Massachusetts Development
Finance Agency
(Zero Waste Solutions LLC)
Series 2017
8.00%, 12/01/2022	12/07/2017	10,869,364	10,491,928	0.30%
Massachusetts Development
Finance Agency
(Zero Waste Solutions LLC)
Series 2017A
7.75%, 12/01/2044	12/07/2017	5,235,000	4,795,522	0.14%

(k)Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 29, 2020.

(l)The rate shown represents the 7-day yield as of period end.

(m)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(n)Affiliated investments.

(o)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $420,889,415 and gross unrealized depreciation of investments was $(63,008,833), resulting in net unrealized appreciation of $357,880,582.

As of February 29, 2020, the Portfolio's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.4% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

COP – Certificate of Participation

GO – General Obligation

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

SRF – State Revolving Fund

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$3,544,870,669	$—	$3,544,870,669
Corporates - Non-Investment Grade	—	6,166,822	—	6,166,822
Short-Term Investments	117,205,892	—	—	117,205,892
Liabilities:
Floating Rate Notes(a)	(67,725,000)	—	—	(67,725,000)
Total Investments in Securities	49,480,892	3,551,037,491	—	3,600,518,383
Other Financial Instruments(b):
Assets:
Centrally Cleared Interest Rate Swaps	—	73,393,685	—	73,393,685
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(5,983,904)	—	(5,983,904)
Centrally Cleared Interest Rate Swaps	—	(14,076,217)	—	(14,076,217)
Credit Default Swaps	—	(4,850,094)	—	(4,850,094)
Inflation (CPI) Swaps	—	(9,640,239)	—	(9,640,239)
Interest Rate Swaps	—	(1,281,154)	—	(1,281,154)
Total	$49,480,892	$3,588,599,568	$—	$3,638,080,460(c)

(a)The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)The amount of $698,721,230 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Portfolio's transactions in AB mutual funds for the nine months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	05/31/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$2,767	$499,193	$384,754	$117,206	$542